ACCOUNTS RECEIVABLE	12 Months Ended
Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE	ACCOUNTS RECEIVABLE
Details of accounts receivable are as follows:

	2023	2022
Current trade receivables	$280.6	$230.4
Past due trade receivables
1-30 days	68.4	50.4
31-60 days	28.3	29.0
61-90 days	16.8	15.0
Greater than 90 days	85.2	121.2
Total trade receivables	$479.3	$446.0
Investment in finance leases (Note 14)	13.5	21.6
Receivables from related parties (Note 31)	57.5	40.3
Other receivables	90.9	76.9
Credit loss allowances	(25.5)	(27.9)
Total accounts receivable	$615.7	$556.9

Changes in credit loss allowances are as follows:

	2023	2022
Credit loss allowances, beginning of year	$(27.9)	$(34.4)
Additions	(3.2)	(4.7)
Amounts charged off	4.7	8.9
Unused amounts reversed	1.9	0.8
Foreign currency exchange differences	(1.0)	1.5
Credit loss allowances, end of year	$(25.5)	$(27.9)